Commitments (Tables)	12 Months Ended
Dec. 31, 2023
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Details of commitments

Details of commitments

As of December 31, 2023	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	$ in thousands
Lease agreement	63,349	11,107	19,647	15,046	17,548
License and collaboration agreements	13,480	1,400	2,800	2,800	6,480
Clinical & Research and Development agreements	71	71	-	-	-
IT licensing agreements	319	233	86	-	-
State Guaranteed loan « PGE »	14,057	5,107	8,950	-	-
EIB loan	22,100	-	-	-	22,100
Bpifrance's advance	1,910	-	-	433	1,477
Total contractual obligations	115,286	17,918	31,483	18,279	47,606